Special Charges, Net (Tables)	12 Months Ended
Dec. 31, 2014
Special Charges, Net [Abstract]
Summary of special charges
These amounts are included in Special charges, net in the Consolidated Statement of Operations.
A summary of special charges for each respective period is as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Restructuring and plant realignment costs	$9,713	$8,633	$15,074
Acquisition - Blackstone	—	37	452
Acquisition and integration - Providência	24,435	—	—
Acquisition and integration - Fiberweb	14,643	18,306	—
Colombia flood	—	—	57
Goodwill impairment	6,851	—	—
Asset impairment	—	2,259	—
Other charges	3,543	3,953	4,009
Total	$59,185	$33,188	$19,592

Summary of components of accrued liability with respect to Company's business restructuring activities
Changes in the Company's reserves for the respective periods presented are as follows:

In thousands	North America	South America	Europe	Asia	Corporate	Total
December 29, 2012	$920	$848	$1,431	$639	$2,440	$6,278
Additions	1,700	922	4,238	1	1,772	8,633
Acquisitions	92	—	1,789	129	—	2,010
Cash payments	(1,647)	(868)	(2,980)	(505)	(2,343)	(8,343)
Translation and other	—	(127)	9	—	—	(118)
December 28, 2013	1,065	775	4,487	264	1,869	8,460
Additions	1,324	842	7,472	(64)	139	9,713
Acquisitions	—	—	—	—	—	—
Cash payments	(2,304)	(164)	(8,807)	(99)	(1,828)	(13,202)
Translation and other	513	(308)	(1,434)	(62)	—	(1,291)
December 31, 2014	$598	$1,145	$1,718	$39	$180	$3,680